Liability related to sales of future royalties and sales milestones, net - Schedule of Liability Related to Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Liability, Future Revenue, Rollforward [Abstract]
Balance as of December 31, 2021	$ 47,016
Non-cash interest expense on liability related to sale of future royalties and sales milestones	1,790	$ 0
Balance as of March 31, 2022	$ 48,806